Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Demand	$ 141,159
Notice	717,568
Term	354,981
Total	1,213,708	$ 1,018,962
Personal [member]
Disclosure of deposits from customers [line items]
Demand	18,960
Notice	530,372
Term	60,466
Total	609,798	503,430
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	8,949
Notice	77
Term	11,145
Total	20,171	16,751
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	113,250
Notice	187,119
Term	160,940
Total	461,309	366,796
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	22,118
Total	22,118	26,885
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	100,312
Total	100,312	105,100
Canada [member]
Disclosure of deposits from customers [line items]
Total	655,583
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	267,997
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	14,048
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	315,988
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	12,201
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	45,349
United States [member]
Disclosure of deposits from customers [line items]
Total	527,749
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	341,784
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	1,797
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	136,798
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	3,369
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	44,001
International [member]
Disclosure of deposits from customers [line items]
Total	30,376
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	17
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	4,326
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	8,523
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	6,548
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	10,962
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	54,080	43,887
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	601,503	530,608
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	76,009	53,381
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	480,365	391,076
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 1,751	$ 10